Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Schedule of held-to-maturity securities
	Amortized cost basis**	Gross unrealized holding gains	Gross unrealized holding (losses)	Aggregate fair value*
	US$ thousands
At June 30, 2026
Held to maturity:
Corporate debt securities and
government debt securities
Current	6,242	1	(54)	6,189
Non-Current (1 to 4 years)	23,871	4	(369)	23,506
	30,113	5	(423)	29,695

At December 31, 2025
Held to maturity:
Corporate debt securities and
government debt securities
Current	7,010	11	(35)	6,986
Non-Current (1 to 4 years)	25,797	70	(189)	25,678

	32,807	81	(224)	32,664

*	Fair value is being determined using Level 2 inputs.
**

Including accrued interest in the amount of US$ 331 thousands and US$ 323 thousands as of December 31, 2025 and June 30, 2026 respectively.

The accrued interest is presented as part of other receivables on the balance sheet.

Schedule of reconciliation of marketable securities
US$ thousands
Balance at January 1, 2026	32,807

Purchases of marketable securities	2,246
Amortization of discount on marketable securities	23
Proceeds from maturity of marketable securities	(4,963)
Balance at June 30, 2026	30,113

Schedule of investment securities in unrealized loss position
	Less than 12 months		12 months or more		Total
Held to maturity	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities and government debt securities	(99)	10,337	(324)	17,049	(423)	27,386

	Less than 12 months		12 months or more		Total
Held to maturity	Unrealized Gains	Fair value	Unrealized Gains	Fair value	Unrealized Gains	Fair value

Corporate debt securities and government debt securities	-	-	5	2,309	5	2,309